Taxes - Summary of Reconciliation between Statutory Tax Rate and Effective Tax Expense Rate (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Net income before income taxes	$ 1,997	$ (3,665)	$ (9,748)
Nominal income taxes computed based on Brazilian statutory corporate tax rates (34%)	(679)	1,247	3,314
Adjustments to arrive at the effective tax rate:	0	0	0
Different jurisdictional tax rates for companies abroad	669	(157)	(251)
Brazilian income taxes on income of companies incorporated outside Brazil (*)	(70)	(320)	(751)
Tax incentives	169	51	11
Tax loss carryforwards (unrecognized tax losses)	(146)	(265)	(554)
Non-taxable income (non-deductible expenses), net (**)	(472)	(1,080)	(658)
Tax settlement programs (***)	(1,373)
Others	74	(160)	(28)
Income taxes expense	(1,828)	(684)	1,137
Deferred income taxes	(467)	913	2,043
Current income taxes	$ (1,361)	$ (1,597)	$ (906)
Effective tax rate of income taxes	91.50%	(18.70%)	11.70%